Gabelli Funds
                              One Corporate Center
                               Rye, New York 10580

January 21, 2009

Ms. Laura Hatch
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      GAMCO Westwood Funds (the "Trust")
         Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") File No. 333-156354


Dear Ms. Hatch:

Pursuant to Rule 461 under the Securities Act of 1933, the Trust, on behalf of its series, GAMCO Westwood Mighty Mites Fund, and its undersigned distributor, hereby request acceleration of the effective date of the Registration Statement to January 21, 2009, or as soon thereafter as practicable.

All brokers will receive copies of the final prospectus and will have an opportunity to review it before offering the securities to their clients.


Very truly yours,

GAMCO Westwood Funds
on behalf of GAMCO Westwood Mighty Mites(SM) Fund

By: /S/ AGNES MULLADY
       Name:  Agnes Mullady
       Title:    Treasurer

and

Gabelli & Company, Inc.

By: /S/ BRUCE N. ALPERT
       Name: Bruce N. Alpert
       Title:   Vice President